TRADE AND OTHER PAYABLES	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
TRADE AND OTHER PAYABLES

As at June 30, 2019 and December 31, 2018, the Company had the following amounts due to creditors:

	September 30, 2019	December 31, 2018
	$	$

Trade Payables	32,544	63,279
Accrued Liabilities	85,101	66,000

	117,645	129,279